BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
1
The following is a summary of the inputs used to value the Fund's instruments as of June 30, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 94.8%
Basic Materials - 6.6%
700 International Flavors & Fragrances, Inc. $ 55,713
1,200 Newmont Corp. 51,192
660 Nutrien, Ltd. 38,973
300 Packaging Corp. of America 39,648
1,300 Rio Tinto PLC, ADR 82,992
268,518
Capital Goods / Industrials - 5.1%
200 Parker-Hannifin Corp. 78,008
1,300 Raytheon Technologies Corp. 127,348
205,356
Communication Services - 5.9%
6,800 AT&T, Inc. 108,460
2,300 Comcast Corp., Class A 95,565
1,000 Verizon Communications, Inc. 37,190
241,215
Consumer Discretionary - 7.4%
500 Darden Restaurants, Inc. 83,540
300 Genuine Parts Co. 50,769
2,200 Kontoor Brands, Inc. 92,620
500 Lear Corp. 71,775
298,704
Consumer Staples - 6.8%
800 Ingredion, Inc. 84,760
1,110 Molson Coors Beverage Co., Class B 73,083
200 PepsiCo., Inc. 37,044
2,300 The Kraft Heinz Co. 81,650
276,537
Energy - 8.8%
300 Chevron Corp. 47,205
1,300 ConocoPhillips 134,693
1,400 Equinor ASA, ADR 40,894
3,800 Kinder Morgan, Inc. 65,436
700 Phillips 66 66,766
354,994
Financials - 19.0%
1,500 Air Lease Corp. 62,775
1,600 American International Group, Inc. 92,064
1,100 Brookfield Asset Management, Ltd. 35,893
1,500 Citigroup, Inc. 69,060
600 CME Group, Inc. 111,174
4,700 Corebridge Financial, Inc. 83,002
1,400 MetLife, Inc. 79,142
600 Prosperity Bancshares, Inc. 33,888
3,000 Radian Group, Inc. 75,840
1,200 The Charles Schwab Corp. 68,016
1,400 Wells Fargo & Co. 59,752
770,606
Health Care - 14.1%
200 AbbVie, Inc. 26,946
300 Amgen, Inc. 66,606
500 AstraZeneca PLC, ADR 35,785
1,100 Cardinal Health, Inc. 104,027
5,657 Koninklijke Philips NV, ADR
(a)
122,700
900 Medtronic PLC 79,290
1,200 Merck & Co., Inc. 138,468
573,822
Real Estate - 4.5%
1,104 Realty Income Corp. REIT 66,008
2,400 VICI Properties, Inc. REIT 75,432
1,200 Weyerhaeuser Co. REIT 40,212
181,652
Shares Security Description Value
Technology - 11.5%
1,400 Cisco Systems, Inc. $ 72,436
1,100 Corning, Inc. 38,544
800 International Business Machines Corp. 107,048
1,200 NetApp, Inc. 91,680
500 NXP Semiconductors NV 102,340
300 Texas Instruments, Inc. 54,006
466,054
Transportation - 2.8%
300 FedEx Corp. 74,370
200 Union Pacific Corp. 40,924
115,294
Utilities - 2.3%
1,000 OGE Energy Corp. 35,910
700 Pinnacle West Capital Corp. 57,022
92,932
Total Common Stock (Cost $3,154,374) 3,845,684
Shares Security Description Value
Money Market Fund - 5.0%
205,058 First American Government Obligations
Fund, Class X, 5.01%
(b)
(Cost $205,058) 205,058
Investments, at value - 99.8% (Cost $3,359,432) $ 4,050,742
Other Assets & Liabilities, Net - 0.2% 7,183
Net Assets - 100.0% $ 4,057,925
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
2
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 3,845,684
Level 2 - Other Significant Observable Inputs 205,058
Level 3 - Significant Unobservable Inputs –
Total $ 4,050,742

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
3
The following is a summary of the inputs used to value the Fund's instruments as of June 30, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 96.2%
Basic Materials - 3.3%
1,300 International Flavors & Fragrances, Inc. $ 103,467
1,100 Nutrien, Ltd. 64,955
500 Packaging Corp. of America 66,080
234,502
Capital Goods / Industrials - 5.3%
350 Cummins, Inc. 85,806
5,600 nVent Electric PLC 289,352
375,158
Communication Services - 7.1%
1,100 Alphabet, Inc., Class A
(a)
131,670
6,600 AT&T, Inc. 105,270
3,300 Comcast Corp., Class A 137,115
10,300 Warner Bros Discovery, Inc.
(a)
129,162
503,217
Consumer Discretionary - 7.3%
700 Aptiv PLC
(a)
71,463
1,000 Genuine Parts Co. 169,230
6,500 Kontoor Brands, Inc. 273,650
514,343
Consumer Staples - 5.2%
1,600 Mondelez International, Inc., Class A 116,704
500 PepsiCo., Inc. 92,610
4,400 The Kraft Heinz Co. 156,200
365,514
Energy - 8.2%
2,600 Devon Energy Corp. 125,684
6,200 Kinder Morgan, Inc. 106,764
3,100 Schlumberger NV 152,272
150 Texas Pacific Land Corp. 197,475
582,195
Financials - 21.8%
2,600 Air Lease Corp. 108,810
1,500 American Express Co. 261,300
3,600 American International Group, Inc. 207,144
2,300 Bank of America Corp. 65,987
600 Berkshire Hathaway, Inc., Class B
(a)
204,600
1,200 BOK Financial Corp. 96,936
4,083 Brookfield Corp. 137,393
1,000 CME Group, Inc. 185,290
6,200 Corebridge Financial, Inc. 109,492
1,600 The Charles Schwab Corp. 90,688
1,200 W R Berkley Corp. 71,472
1,539,112
Health Care - 19.6%
400 Amgen, Inc. 88,808
1,000 AstraZeneca PLC, ADR 71,570
950 Becton Dickinson & Co. 250,809
1,700 Cardinal Health, Inc. 160,769
10,655 Koninklijke Philips NV, ADR
(a)
231,107
800 Laboratory Corp. of America Holdings 193,064
1,800 Merck & Co., Inc. 207,702
250 Regeneron Pharmaceuticals, Inc.
(a)
179,635
1,383,464
Real Estate - 3.6%
2,234 Realty Income Corp. REIT 133,571
3,600 Weyerhaeuser Co. REIT 120,636
254,207
Technology - 13.3%
2,600 Cisco Systems, Inc. 134,524
2,000 Coherent Corp.
(a)
101,960
4,100 Corning, Inc. 143,664
1,500 International Business Machines Corp. 200,715
1,500 NetApp, Inc. 114,600
Shares Security Description Value
Technology - 13.3% (continued)
1,200 NXP Semiconductors NV $ 245,616
941,079
Transportation - 1.5%
500 Union Pacific Corp. 102,310
Total Common Stock (Cost $4,932,473) 6,795,101
Shares Security Description Value
Money Market Fund - 3.7%
263,250 First American Government Obligations
Fund, Class X, 5.01%
(b)
(Cost $263,250) 263,250
Investments, at value - 99.9% (Cost $5,195,723) $ 7,058,351
Other Assets & Liabilities, Net - 0.1% 9,023
Net Assets - 100.0% $ 7,067,374
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 6,795,101
Level 2 - Other Significant Observable Inputs 263,250
Level 3 - Significant Unobservable Inputs –
Total $ 7,058,351

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
4
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.